Popeyes Transaction	12 Months Ended
Dec. 31, 2023
Popeyes Transaction [Abstract]
Popeyes Transaction
3.	Popeyes Transaction

On March 30, 2023 (the “acquisition date”), TH International Limited entered into a share purchase agreement (the “Popeyes SPA”) with Pangaea Three Acquisition Holdings IV, Limited (“Holdings IV”) and PLK to acquire 100% of the outstanding shares of PLKC International Limited (“Popeyes China”), a Cayman Islands exempted company from Holdings IV (90%) and PLK (10%), which are related parties of the Company as Holdings IV and PLK are subsidiaries of Cartesian Capital Group, LLC and THRI respectively (“Popeyes Transaction”). Pursuant to the Popeyes master development agreement signed between PLKC HK International Limited (“Popeyes China Franchisee”), a limited liability company organized and existing under the laws of Hong Kong and a wholly owned subsidiary of Popeyes China and PLK, effective from March 30, 2023, with an initial contractual term of 20 years (“The Popeyes Master Franchise Right”), the Company acquired the exclusive franchise right authorized by PLK, and is authorized to develop and operate stores branded “Popeyes” throughout the Chinese Mainland and Macau. Popeyes China Franchisee has the option to extend the initial term for 10 years, subject to achieving certain agreed-upon milestones of cumulative store opening targets by the end of each development year. The Popeyes master development agreement also sets out terms related to development obligations, services and related obligations, fees, system standards and manuals, insurance obligations, relationship of the parties and indemnification, inspections and assignments, termination, rights and obligations upon termination or expiration, and other general provisions. On the acquisition date, Popeyes China and Popeyes China Franchisee did not have any business operations nor employees, and did not have assets and liabilities other than the Popeyes Master Franchise Right and US$30,000,000 (equivalent to RMB206,658,000) in cash. Accordingly, the Company accounted for this transaction as an asset acquisition.

On the acquisition date, the Company issued a total of 11,466,574 ordinary shares (among which 10,319,917 ordinary shares were issued to Holdings IV and 1,146,657 ordinary shares were issued to PLK) with lock-up periods of 18 months from issuance date, in exchange for all of the outstanding shares of Popeyes China. The fair value of the ordinary shares issued was US$38,550,000 (equivalent to RMB265,555,530) (the “Non-contingent Consideration”) at acquisition day and was recorded in share capital of US$108 (equivalent to RMB742) and additional paid-in capital of US$38,549,892 (equivalent to RMB265,554,788).

In accordance with the Popeyes SPA for the acquisition of Popeyes China, the Company is also obligated to issue an additional number of ordinary shares to Holdings IV and PLK, based on the ratio of 90:10 and with lock-up periods of 18 months from the issuance date as annual deferred contingent consideration, which is calculated as: (a) 3% of annual revenue of Popeyes China; divided by (b) 85% of the volume-weighted average price (VWAP) of the Company’s shares during the forty (40) trading days ended the last trading day of the applicable fiscal year as long as the Popeyes Master Franchise Right is in effect. In addition, the Company may at any time after the acquisition date, and at its sole option, pay a lumpsum deferred contingent consideration, plus any unpaid accrued annual deferred contingent consideration. If the Company pays such lumpsum deferred contingent consideration, it will not need to pay any further annual deferred contingent consideration. Such lumpsum deferred contingent consideration will be settled by issuing an additional number of ordinary shares with lock-up periods of 18 months from the issuance date to Holdings IV and PLK based on the ratio of 90:10, which is calculated as: (a) US$35,000,0000, divided by (b) 85% of the VWAP of the Company’s shares during the forty (40) trading days ended as of the date of notifying the exercise of this option. The fair value of the annual deferred contingent consideration inclusive of the lumpsum deferred contingent consideration prepayment settlement feature (collectively “Deferred Contingent Consideration”), was determined as US$9,600,000 (equivalent to RMB66,130,560) as of March 30, 2023 and recorded as an amount due to related parties (see Note 27). The Deferred Contingent Consideration is in the scope of ASC480 since the instrument embodies an unconditional obligation that the Company must settle by issuing a variable number of its equity shares and, at inception, the monetary value of the obligation is based predominantly on variations in something other than the fair value of the Company’s equity shares. It is measured initially at fair value and subsequently at fair value with changes in fair value recognized in earnings. For the year ended December 31, 2023, the Company recognized US$3,700,000 (equivalent to RMB26,106,460) in the Changes in fair value of Deferred Contingent consideration.

In addition, if the number of Popeyes Restaurants opened by Popeyes China on or prior to December 31, 2026 (net of store closures) exceeds Cumulative Opening Target (as defined in the Popeyes master development agreement as amended) for store openings through such date, PLK shall surrender to the Company or one or more of its designees and forfeit for no consideration, 286,664 of the Company’s ordinary shares it received from the Popeyes Transaction to be included in the Company’s Employee Stock Ownership Plan pool (“Potential PLK forfeiture”). The fair value of this forfeiture feature was determined as US$950,000 (equivalent to RMB6,544,170) and recorded as a reduction of additional paid-in capital, and a reduction of the acquisition cost of intangible asset for the same amount. The Potential PLK forfeiture is accounted for as an equity-linked financial instrument initially measured at fair value. Since the instrument is considered indexed to the Company’s own shares and qualifies for equity classification, there will be no subsequent remeasurement of the instrument.

The total fair value of the Non-contingent Consideration, the Deferred Contingent Consideration less the Potential PLK forfeiture feature was US$47,200,000 (equivalent to RMB325,141,920), and was allocated to intangible asset of US$3,865,000 (equivalent to RMB26,624,439), cash of US$30,000,000 (equivalent to RMB206,658,000) and a reduction of additional paid-in capital of US$13,335,000 (equivalent to RMB91,859,481) as cost of financing. The acquisition cost of the intangible asset pertains to the annual deferred contingent consideration and lumpsum deferred contingent consideration attributed to PLK less the fair value of the Potential PLK forfeiture. The Company also incurred legal fees and other transaction costs of US$1,414,371 (equivalent to RMB9,743,037) which is capitalized in the cost of intangible asset.